May 2, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Gabelli Capital Series Funds, Inc. (the “Company”)
Securities Act File No. 33-61254
Investment Company Act File No. 811-07644

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above named Company do not differ from those contained in Post-Effective Amendment No. 22 (the “Amendment”) to the Company’s Registration Statement on Form N-1A. The Amendment was filed electronically on April 27, 2012 (Accession # 0001193125-12-191678).

Any questions or comments on the Amendment may be directed to the undersigned at (212) 728-8865.

Very truly yours,

/s/ Ryan P. Brizek
Ryan P. Brizek Willkie Farr & Gallagher LLP

Enclosures

cc:	Rose F. DiMartino, Willkie Farr & Gallagher LLP
Bruce N. Alpert, Gabelli Funds, LLC
Agnes Mullady, Gabelli Funds, LLC
Sonia K. Kothari, Gabelli Funds, LLC
Arlene Lonergan, BNY Mellon Asset Servicing
Helen Robichaud, BNY Mellon Asset Servicing